CAPITAL AND RESERVES (Schedule of Share Capital) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance at January 1	$ 24,922
At period end	$ 24,922	$ 24,922
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	165,866	164,986
Issued for a cash consideration	81,628	880
Issued for non-cash consideration	124,255	0
At period end	371,749	165,866
American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares at January 1	8,293	8,249
Issued for a cash consideration	4,081	44
Issued for non-cash consideration	6,213	0
At period end	18,587	8,293
Class A Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	$ 12,556	$ 12,556
Purchased during period	0	0
At period end	12,556	12,556
ADS Treasury shares [Member]
Disclosure of classes of share capital [line items]
Balance at January 1	628	628
Purchased during period	0	0
At period end	$ 628	$ 628